Shareholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of activities for the company’s RSUs
	For the three months ended March 31, 2023
	Number of RSUs	Weighted Average Grant Price

Outstanding, beginning of period	5,000,000	$2.47
Granted	—
Vested	—
Outstanding, end of period	5,000,000	$2.47

	Year ended December 31, 2022
	Number of RSUs	Weighted Average Grant Price
Outstanding, beginning of year	—	$—
Granted	5,000,000	$2.47
Outstanding, end of year	5,000,000	$2.47